Business Combinations, Divestitures and Discontinued Operations and Selected Financial Information by Operating Segment and Line of Business - Summary of Consolidating Statements of Operations by Geographic Operating Segments (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
External revenues	$ 16,132		$ 16,063	$ 16,404
Operating EBITDA	3,080		3,057	3,119
Less: Depreciation and amortization	1,291		1,234	1,173
Operating earnings before other expenses, net	1,789		1,823	1,946
Other expenses, net	(784)		(1)	(205)
Financial expense	(454)		(545)	(529)
Financial income and other items, net	148		(379)	16
Reportable segments [member]
Disclosure of operating segments [line items]
External revenues	15,491		15,595	15,953
Operating EBITDA	3,394		3,357	3,390
Less: Depreciation and amortization	1,126		1,092	1,054
Operating earnings before other expenses, net	2,268		2,265	2,336
Other expenses, net	(690)		(143)	(178)
Financial expense	(152)		(167)	(161)
Financial income and other items, net	149		(315)	48
Other activities [member]
Disclosure of operating segments [line items]
External revenues	641	[1]	468	451
Operating EBITDA	(314)	[1]	(300)	(271)
Less: Depreciation and amortization	165	[1]	142	119
Operating earnings before other expenses, net	(479)	[1]	(442)	(390)
Other expenses, net	(94)	[1]	142	(27)
Financial expense	(302)	[1]	(378)	(368)
Financial income and other items, net	(1)	[1]	(64)	(32)
Mexico [member]
Disclosure of operating segments [line items]
External revenues	4,282		4,745	4,855
Mexico [member] | Reportable segments [member]
Disclosure of operating segments [line items]
Sales (including intragroup transactions)	4,364		4,881	5,060
Less: Intragroup transactions	(82)		(136)	(205)
External revenues	4,282		4,745	4,855
Operating EBITDA	1,404		1,475	1,488
Less: Depreciation and amortization	214		207	221
Operating earnings before other expenses, net	1,190		1,268	1,267
Other expenses, net	(116)		(26)	(59)
Financial expense	(36)		(38)	(39)
Financial income and other items, net	195		(269)	105
United States [member]
Disclosure of operating segments [line items]
External revenues	5,001		5,194	5,338
United States [member] | Reportable segments [member]
Disclosure of operating segments [line items]
Sales (including intragroup transactions)	5,008		5,194	5,338
Less: Intragroup transactions	(7)
External revenues	5,001		5,194	5,338
Operating EBITDA	979		1,031	1,040
Less: Depreciation and amortization	495		514	483
Operating earnings before other expenses, net	484		517	557
Other expenses, net	(278)		(4)	(31)
Financial expense	(64)		(74)	(75)
Financial income and other items, net	(34)		(33)	(30)
Europe [Member]
Disclosure of operating segments [line items]
Sales (including intragroup transactions)	3,819		3,681	3,718
Less: Intragroup transactions	(22)		(99)	(91)
External revenues	3,797		3,582	3,627
Operating EBITDA	569		510	529
Less: Depreciation and amortization	273		258	244
Operating earnings before other expenses, net	296		252	285
Other expenses, net	(148)		(78)	(44)
Financial expense	(32)		(43)	(37)
Financial income and other items, net	(28)		9	(21)
Middle East and Africa [Member]
Disclosure of operating segments [line items]
Sales (including intragroup transactions)	1,299		1,010	1,093
Less: Intragroup transactions				(2)
External revenues	1,299		1,010	1,091
Operating EBITDA	219		127	134
Less: Depreciation and amortization	71		49	50
Operating earnings before other expenses, net	148		78	84
Other expenses, net	18		(5)	(2)
Financial expense	(12)		(12)	(10)
Financial income and other items, net	(1)		(3)	(4)
SCA&C [member]
Disclosure of operating segments [line items]
Sales (including intragroup transactions)	1,144		1,100	1,072
Less: Intragroup transactions	(32)		(36)	(30)
External revenues	1,112		1,064	1,042
Operating EBITDA	223		214	199
Less: Depreciation and amortization	73		64	56
Operating earnings before other expenses, net	150		150	143
Other expenses, net	(166)		(30)	(42)
Financial expense	(8)
Financial income and other items, net	$ 17		$ (19)	$ (2)

[1]	In regards of external revenues, refers mainly to trade maritime transactions of cement and clinker carried by Cemex’s trading unit and, in the rest of the captions, refers to Cemex’s corporate activities.